Certain Balance Sheet Items Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Building	$ 1,667	$ 1,857
Computer equipment	1,636	748
Machinery and Equipment	1,116	1,538
Leasehold Improvements	1,126	957
Furniture and Fixtures	89	82
Property and Equipment, Gross	5,634	5,182
Accumulated Depreciation and Amortization	(1,662)	(755)
Property and Equipment, Net	$ 3,972	$ 4,427